RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 12 – RELATED PARTY TRANSACTIONS For the year ended December 31, 2023, we paid $89 thousand for investment advisory services provided by an ex-director of the Company.